Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Total current financial assets	$ 147,130	$ 117,055
Restricted cash	2,000
Cash and cash equivalents	61,533	143,251	$ 136,708	$ 93,216
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Total current financial assets	147,130	117,055
Restricted cash	2,048
Derivatives	234
Other current financial assets (deposits)	144,848
Cash and cash equivalents	61,533	143,251
Current financial assets and cash and cash equivalents	208,663	260,306
Unrealized Gains Losses [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Derivatives	0
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Total current financial assets	147,130	117,055
Restricted cash	2,048
Derivatives	234
Other current financial assets (deposits)	144,848
Cash and cash equivalents	61,533	143,251
Current financial assets and cash and cash equivalents	$ 208,663	$ 260,306